Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 89.88%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 21.84%
Fixed Rates:
5.34 05/28/26 $ 2,000,000 $ 1,996,257
Floating Rates:
(Federal Reserve Bank Effective Rate +
(0.02) %) 4.82 05/15/23 5,000,000 5,000,177
6,996,434
Federal Home Loan Bank 60.39%
Fixed Rates:
4.50 07/20/23 3,000,000 2,997,965
3.25 08/15/23 855,000 849,806
4.30 09/26/23 2,000,000 1,994,767
4.75 10/24/23 5,000,000 4,999,133
4.88 11/07/23 3,000,000 3,001,726
5.00 04/25/24 1,500,000 1,496,210
4.63 12/13/24 2,000,000 2,010,136
5.35 12/30/24 2,000,000 2,000,310
19,350,053
U.S. Treasury Note/Bond 7.65%
Fixed Rates:
0.13 06/30/23 1,500,000 1,483,660
0.13 12/15/23 1,000,000 968,666
2,452,326
Investments, at value 89.88% 28,798,813
(cost $28,847,700 )
Other assets and liabilities, net 10.12% 3,242,248
Net Assets 100.00% $ 32,041,061

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds 80.83%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.66%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 188,648
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 309,437
498,085
Arizona 1.37%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 412,770
California 2.93%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 363,923
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 206,483
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 309,963
880,369
Colorado 3.81%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 779,455
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 366,975
1,146,430
Connecticut 2.20%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 239,131
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 215,452
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 206,483
661,066
Florida 4.30%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 732,103
School District of Broward County/FL, Florida,
RN 4.00 06/30/23 560,000 561,885
1,293,988
Hawaii 0.63%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 190,254

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 3.43%
Chicago Park District, Illinois, Refunding, GO
Limited, Series B 5.00 01/01/24 $ 500,000 $ 507,367
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 213,248
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 311,299
1,031,914
Indiana 1.54%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 158,930
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 128,543
Warrick County Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 175,086
462,559
Iowa 1.00%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 300,270
Kansas 0.57%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,921
Kentucky 1.86%
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 311,845
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 245,912
557,757
Louisiana 0.96%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 289,092
Massachusetts 6.91%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 250,000 257,368
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 256,520
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 575,992
Town of East Bridgewater MA, Massachusetts,
GO Limited Notes 5.00 04/28/23 687,949 688,959
Town of Lenox MA, Massachusetts, GO
Limited 2.00 06/01/23 300,000 299,574
2,078,413

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 2.34%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 394,477
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 307,602
702,079
Minnesota 1.12%
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 189,057
City of Thief River Falls MN, Minnesota,
Refunding, GO Unlimited 2.00 02/01/24 150,000 149,036
338,093
Mississippi 0.43%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 128,693
Missouri 0.69%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 206,194
Nebraska 1.90%
Adams County School District No. 18,
Nebraska, GO Unlimited 2.00 12/15/23 260,000 257,770
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 312,523
570,293
Nevada 1.03%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 308,641
New Hampshire 0.68%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 203,397
New Jersey 3.81%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 448,898
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 5.00 12/21/23 440,000 444,794
Township of Vernon NJ, New Jersey,
Refunding, GO Unlimited 4.00 01/01/24 250,000 252,417
1,146,109

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Mexico 2.21%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 $ 600,000 $ 664,872
New York 2.35%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 265,053
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 217,312
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 223,798
706,163
Ohio 0.97%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 290,361
Oklahoma 4.72%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 416,346
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 232,046
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 769,236
1,417,628
Oregon 1.66%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 197,078
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 176,917
Umatilla County School District No. 8R
Hermiston, Oregon, GO Unlimited
◊
3.40 06/15/23 125,000 124,275
498,270
Pennsylvania 3.15%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 328,064
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 310,624
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 309,606
948,294
South Carolina 1.09%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 329,064

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
South Dakota 0.46%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 $ 135,000 $ 138,435
Tennessee 0.86%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 257,449
Texas 6.74%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 222,519
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, RB 5.00 10/01/23 275,000 278,256
City of Leander TX, Texas, GO Unlimited 5.00 08/15/23 965,000 973,357
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 403,245
University of Houston, Texas, Refunding, RB 5.00 02/15/24 145,000 147,950
2,025,327
Utah 1.82%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 256,076
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 290,319
546,395
Vermont 1.32%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 398,329
Virginia 2.57%
Commonwealth of Virginia, Virginia,
Refunding, GO Unlimited 5.00 06/01/23 535,000 537,056
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 236,902
773,958
Washington 4.34%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 269,560
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 155,770
State of Washington, Washington, GO
Unlimited 5.00 06/01/23 385,000 386,486

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington (cont’d)
State of Washington, Washington, Refunding,
GO Unlimited 5.00 07/01/23 $ 490,000 $ 492,892
1,304,708
Wisconsin 1.40%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 421,408
Investments, at value 80.83% 24,298,048
(cost $24,391,655 )
Other assets and liabilities, net 19.17% 5,761,602
Net Assets 100.00% $ 30,059,650

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Luxury Goods Fund
Common Stocks 89.58% Shares Value
Apparel Manufacturers 12.58%
Christian Dior SE 585 $ 522,620
Deckers Outdoor Corp.
*
1,664 748,051
Hermes International 1,362 2,758,400
Kering SA, ADR 9,200 599,288
PRADA SpA 64,000 453,828
PVH Corp. 10,450 931,722
6,013,909
Automotive - Cars & Light Trucks 20.87%
Bayerische Motoren Werke AG 17,900 1,961,816
Lucid Group, Inc.
*
69,000 554,760
Mercedes-Benz Group AG, ADR 119,214 2,286,525
NIO, Inc., ADR
*
26,000 273,260
Tesla, Inc.
*
13,555 2,812,120
Volkswagen AG 12,150 2,084,030
9,972,511
Beverages - Wine/Spirits 0.97%
Remy Cointreau SA 2,550 464,313
Building - Residential/Commercial 1.81%
Toll Brothers, Inc. 14,400 864,432
Computers 3.66%
Apple, Inc. 10,600 1,747,940
E-Commerce/Products 3.78%
Amazon.com, Inc.
*
17,500 1,807,575
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Fiduciary Banks 2.48%
Northern Trust Corp. 13,470 1,187,111
Finance - Credit Card 0.47%
American Express Co. 1,350 222,683
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 4.91%
B2Gold Corp. 127,000 500,380
Centamin PLC 170,000 219,010
Dundee Precious Metals, Inc. 40,000 291,824
Franco-Nevada Corp. 3,550 517,590
Royal Gold, Inc. 3,900 505,869
Torex Gold Resources, Inc.
*
11,000 183,048

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westgold Resources, Ltd.
*
150,000 $ 130,930
2,348,651
Home Furnishings 1.88%
Tempur Sealy International, Inc. 22,700 896,423
Hotels & Motels 11.50%
Hilton Worldwide Holdings, Inc. 12,900 1,817,223
HUGO BOSS AG 14,100 1,013,938
Hyatt Hotels Corp., Class A
*
7,800 871,962
Marriott International, Inc., Class A 10,800 1,793,232
5,496,355
Oil Companies - Exploration & Production 0.05%
NG Energy International Corp., 144A
#*∆
50,000 25,157
Platinum 0.58%
Impala Platinum Holdings, Ltd., ADR 30,000 275,100
Precious Metals 1.00%
Wheaton Precious Metals Corp. 9,900 476,784
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Resorts/Theme Parks 1.82%
Vail Resorts, Inc. 3,730 871,626
Retail - Apparel/Shoe 12.70%
Brunello Cucinelli SpA 14,400 1,428,722
Industria de Diseno Textil SA 61,000 2,049,308
Moncler SpA 21,000 1,450,502
Salvatore Ferragamo SpA 6,700 122,546
Zalando SE, 144A
*∆
24,300 1,018,426
6,069,504
Retail - Jewelry 4.78%
Cie Financiere Richemont SA 14,250 2,285,075
Textile - Apparel 3.74%
LVMH Moet Hennessy Louis Vuitton SE, ADR 9,737 1,788,979
Total Common Stocks 42,814,128
(cost $37,135,008)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Luxury Goods Fund
Corporate Non-Convertible Bond 1.57%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.57%
Aris Gold Corp. 7.50 08/26/27 $ 768,334 $ 752,967
(cost $768,263)
Warrants 0.03%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.00%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 1,260
Retail - Jewelry 0.03%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 11,564
Total Warrants 12,824
(cost $0 )
Investments, at value 91.18% 43,579,919
(cost $37,903,271 )
Other assets and liabilities, net 8.82% 4,214,000
Net Assets 100.00% $ 47,793,919

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Common Stocks 84.38% Shares Value
Advanced Materials/Production 4.44%
Nano One Materials Corp.
*
275,000 $ 645,024
NanoXplore , Inc.
*
500,000 1,206,067
Neo Performance Materials, Inc. 80,000 549,316
2,400,407
Agricultural Chemicals 1.49%
CF Industries Holdings, Inc. 2,000 144,980
Nutrien , Ltd. 4,000 295,405
The Mosaic Co. 8,000 367,040
807,425
Agricultural Operations 0.44%
Wide Open Agriculture, Ltd.
*
2,000,000 239,169
Building & Construction Products - Miscellaneous 0.25%
Louisiana-Pacific Corp. 2,500 135,525
Building Products - Wood 0.26%
West Fraser Timber Co., Ltd. 2,000 142,656
Chemicals - Diversified 0.04%
Base Carbon, Inc.
*
71,429 22,726
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Diamonds/Precious Stones 1.48%
Barksdale Resources Corp.
*
1,575,000 687,569
Lucara Diamond Corp.
*
300,000 113,208
800,777
Distribution/Wholesale 0.49%
Fox River Resources Corp.
*
1,000,000 262,671
Diversified Minerals 14.62%
Arianne Phosphate, Inc.
*
1,000,000 340,363
Bradda Head Lithium, Ltd.
*
2,000,000 119,711
Critical Elements Lithium Corp.
*
550,000 1,037,736
Desert Mountain Energy Corp.
*
300,000 372,919
E3 Lithium, Ltd.
*
400,000 802,072
Group 6 Metals, Ltd.
*
800,000 93,721
Ion Energy, Ltd.
*
225,000 45,782
Leo Lithium, Ltd.
*
822,649 288,456
Li-FT Power, Ltd.
*
80,000 473,548
Lithium Americas Corp.
*
20,000 435,200
Lithium Ionic Corp.
*
600,000 1,029,967
Lithium Royalty Corp.
*
50,000 599,334
Morella Corp., Ltd.
*
13,333,334 80,989

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Nio Strategic Metals, Inc.
*
3,325,000 $ 295,228
Nio Strategic Metals, Inc., 144A
#∆
362,069 32,148
Northern Graphite Corp.
*
675,000 249,723
Piedmont Lithium, Inc.
*
7,500 450,375
Salazar Resources, Ltd.
*
2,500,000 157,233
Standard Lithium, Ltd.
*
75,000 285,000
VR Resources, Ltd.
*
1,000,000 99,889
Winsome Resources, Ltd.
*
300,000 357,765
Wolfden Resources Corp.
*
1,825,000 256,567
7,903,726
Energy - Alternate Sources 0.93%
Canadian Solar, Inc.
*
10,000 398,100
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 107,288
505,388
Enterprise Software/Services 3.78%
Abaxx Technologies, Inc.
*
1,000,000 1,724,010
Base Carbon, Inc.
*
1,000,000 318,165
2,042,175
Food - Miscellaneous/Diversified 0.18%
Burcon NutraScience Corp.
*
500,000 99,889
Gold Mining 7.12%
Arena Minerals, Inc.
*
500,000 233,074
Centerra Gold, Inc. 50,000 322,974
Critical Resources, Ltd.
*
3,500,000 105,950
EnviroGold Global, Ltd., 144A
#*∆
75,000 9,989
Firefinch , Ltd.
#*@
1,000,000 93,583
Ionic Rare Earths, Ltd.
*
7,500,000 136,730
K92 Mining, Inc.
*
100,000 568,258
Kinross Gold Corp. 125,000 588,750
Montage Gold Corp.
*
750,000 388,457
OceanaGold Corp. 250,000 619,682
Royal Road Minerals, Ltd.
*
5,500,000 488,346
Silver Tiger Metals, Inc.
*
1,000,000 247,873
Western Atlas Resources, Inc.
*
2,000,000 44,395
3,848,061
Industrial Gases 1.32%
Linde PLC 2,000 710,880
Investment Companies 1.11%
Contango Holdings PLC
*
10,602,248 602,167

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Machinery - Electric Utilities 1.11%
Bloom Energy Corp., Class A
*
30,000 $ 597,900
Metal - Copper 1.35%
Arizona Sonoran Copper Co., Inc.
*
400,000 547,540
Kutcho Copper Corp.
*
850,000 182,390
729,930
Metal - Diversified 15.65%
Bell Copper Corp.
*
1,000,000 177,580
Centaurus Metals, Ltd.
*
750,000 472,928
Chakana Copper Corp.
*
483,494 28,620
Churchill Resources, Inc.
*
599,587 23,291
Electra Battery Materials Corp.
*
83,333 168,947
Electra Battery Materials Corp., 144A
#∆
55,555 112,631
Filo Mining Corp.
*
200,000 3,439,142
GoviEx Uranium, Inc., 144A
#*∆
58,000 9,227
Ivanhoe Electric, Inc./US
*
16,499 200,463
Ivanhoe Mines, Ltd.
*
340,000 3,071,698
Magna Mining, Inc.
*
325,000 245,283
Nubian Resources, Ltd.
*
250,000 14,336
Orsu Metals Corp., 144A
#*@∆
14,761 0
Silver X Mining Corp.
*
355,000 103,755
Sovereign Metals, Ltd.
*
600,000 177,429
Vox Royalty Corp. 70,000 216,500
8,461,830
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 1.16%
Cordoba Minerals Corp.
*
58,823 19,477
Core Assets Corp., 144A
#*@∆
600,000 102,109
Defense Metals Corp.
*
2,000,000 443,951
Galway Metals, Inc.
*
166,666 61,660
627,197
Natural Resource Technology 0.23%
I-Pulse, Inc., 144A
#*@+∆
15,971 126,171
Non-Ferrous Metals 4.44%
Encore Energy Corp.
*
300,000 652,608
Energy Fuels, Inc./Canada
*
80,000 446,400
Euro Manganese, Inc.
*
1,000,000 147,106
InZinc Mining, Ltd.
*
2,000,000 36,996
Nova Royalty Corp.
*
500,000 558,639
Premium Nickel Resources, Ltd.
*
500,000 558,639

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals (cont’d)
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 $ 0
2,400,388
Oil - Field Services 1.68%
Halliburton Co. 10,000 316,400
Schlumberger NV 12,000 589,200
905,600
Oil - US Royalty Trusts 7.88%
Black Stone Minerals LP 50,000 784,500
Deterra Royalties, Ltd. 200,000 643,588
Kimbell Royalty Partners LP 55,000 837,650
Sabine Royalty Trust 20,000 1,436,200
Viper Energy Partners LP 20,000 560,000
4,261,938
Oil Companies - Exploration & Production 5.09%
ConocoPhillips 2,500 248,025
Freehold Royalties, Ltd. 30,000 322,530
New Stratus Energy, Inc.
*
1,888,500 426,188
NG Energy International Corp., 144A
#*∆
200,000 100,629
NGX, Ltd.
#*@
54,545 6,198
Occidental Petroleum Corp. 10,000 624,300
Range Resources Corp. 20,000 529,400
Source Rock Royalties, Ltd. 500,000 281,169
Topaz Energy Corp. 15,000 212,098
2,750,537
Oil Refining & Marketing 0.65%
Valero Energy Corp. 2,500 349,000
Pipelines 2.19%
Cheniere Energy, Inc. 7,500 1,182,000
Precious Metals 1.44%
Brixton Metals Corp.
*
2,000,000 251,572
Nova Minerals, Ltd.
*
500,000 153,815
Pan American Energy Corp.
*
500,000 236,774
Polarx , Ltd.
*
20,700,000 138,770
780,931
Real Estate Operating/Development 1.04%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,000,000 562,338
562,338

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 1.84%
PotlatchDeltic Corp. REIT 10,000 $ 495,000
Rayonier, Inc. REIT 15,000 498,900
993,900
Retail - Jewelry 0.33%
Mene , Inc.
*
750,000 177,581
Silver Mining 0.35%
Vizsla Silver Corp.
*
125,000 191,454
Total Common Stocks 45,622,337
(cost $88,964,057)
Corporate Non-Convertible Bonds 2.74%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 $ 943,954 925,075
Oil Companies - Exploration & Production 1.03%
NG Energy International Corp.
#
8.00 04/30/27 750,000 554,939
Total Corporate Non-Convertible Bonds 1,480,014
(cost $1,531,067)
Exchange Traded Funds 1.46% Shares
abrdn Physical Palladium Shares ETF
*
200 27,008
abrdn Physical Platinum Shares ETF
*
800 73,552
Direxion Daily Gold Miners Index Bull 2X Shares ETF 566 23,732
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
ETF 150 18,441
ETFMG Prime Junior Silver Miners ETF 2,200 24,464
First Trust Natural Gas ETF 1,500 33,780
Global X Silver Miners ETF 650 19,968
Global X US Infrastructure Development ETF 2,700 76,545
Invesco DB Agriculture Fund ETF 4,000 81,720
Invesco DB Base Metals Fund ETF 2,000 40,400
iShares Silver Trust ETF
*
750 16,590
KraneShares California Carbon ETF 2,000 47,680
SPDR Gold Shares ETF
*
82 15,024
SPDR S&P Oil & Gas Exploration & Production ETF 250 31,897
Sprott Physical Uranium Trust
*
4,250 49,686
Teucrium Corn Fund ETF
*
2,000 50,460
Teucrium Sugar Fund ETF
*
5,000 56,900
Teucrium Wheat Fund ETF
*
4,300 30,358
U.S. Gasoline Fund LP ETF
*
350 21,277

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
VanEck Steel ETF 800 $ 50,992
Total Exchange Traded Funds 790,474
(cost $774,152)
Warrants 0.31%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Bradda Head Lithium, Ltd., 144A
#*@∆
$ 0.21 04/19/24 2,000,000 0
Desert Mountain Energy Corp., 144A
#*@∆
2.70 03/24/25 300,000 0
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
0
Enterprise Software/Services 0.00%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 756
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Mining Services 0.16%
Aris Mining Corp.
*
2.75 07/29/25 370,889 86,445
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Oil Companies - Exploration & Production 0.15%
NG Energy International Corp.
*
1.40 05/20/27 300,000 42,175
Source Rock Royalties, Ltd.
*
1.25 03/01/24 1,250,000 36,996
79,171
Silver Mining 0.00%
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 3,237
Total Warrants 169,609
(cost $94,582 )
Investment Company 0.04% Shares Value
Grayscale Ethereum Trust
*
2,300 19,711
(cost $18,507)
Call Options Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Diversified Minerals 0.00%
Group 6 Metals, Ltd.
#@
$ 0.28 01/25 $ 11,200,000 400,000 1

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Global Resources Fund
Call Options
Purchased (cont’d)
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Metal - Diversified 0.00%
Sovereign Metals, Ltd., 144A
#@∆
$ 0.08 05/23 $ 2,400,000 300,000 $ 0
Total Purchased Call Options 1
(premiums paid $0 )
Investments, at value 88.93% 48,082,146
(cost $91,382,365 )
Other assets and liabilities, net 11.07% 5,987,413
Net Assets 100.00% $ 54,069,559

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Common Stocks 96.28% Shares Value
Advanced Materials/Production 11.39%
Nano One Materials Corp.
*
2,719,700 $ 6,379,171
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 183
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 2.64%
Barksdale Resources Corp.
*
3,275,000 1,429,708
Northern Superior Resources, Inc.
*
134,415 47,739
1,477,447
Diversified Minerals 5.07%
Ascot Resources, Ltd., 144A
#*∆
6,412 3,274
Chesser Resources, Ltd.
*
250,000 14,150
Desert Gold Ventures, Inc.
*
750,000 30,522
E79 Resources Corp.
*
2,000,000 192,379
Erdene Resource Development Corp.
*
600,000 159,822
Gossan Resources, Ltd.
*
1,250,000 41,620
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 147,984
Kootenay Resources, Inc.
#*@
40,000 2,960
Max Resource Corp.
*
2,050,000 250,277
Minaurum Gold, Inc.
*
1,000,000 140,585
Musgrave Minerals, Ltd.
*
1,500,000 205,255
NGEX Minerals, Ltd.
*
100,000 304,846
Northern Graphite Corp.
*
1,000,000 369,959
Spark Energy Minerals, Inc.
*
1,967,105 72,775
VR Resources, Ltd.
*
1,500,000 149,834
Waraba Gold, Ltd.
*~
7,545,000 400,755
Waraba Gold, Ltd., 144A
#~∆
655,000 36,348
Western Exploration, Inc.
*
250,000 314,465
2,837,810
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
8,039 13,859
Financial Services 0.00%
Tokens.com Corp., 144A
#*∆
11,123 1,564
Gold Mining 36.65%
Adamera Minerals Corp.
*
5,470,000 182,131
Adamera Minerals Corp., 144A
#∆
119,543 3,980
Alamos Gold, Inc. 55,000 672,650
Allegiant Gold, Ltd.
*
750,000 99,889
Alpha Exploration, Ltd.
*
386,500 228,783

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Amilot Capital, Inc., 144A
#*@∆
410,000 $ 4,550
Angold Resources, Ltd.
*
500,000 8,324
Angus Gold, Inc.
*
250,000 138,735
Asante Gold Corp.
*
500,000 625,231
Awale Resources, Ltd.
*
1,300,000 115,427
Bellevue Gold, Ltd.
*
575,000 491,760
Black Cat Syndicate, Ltd.
*
1,750,000 532,990
Black Dragon Gold Corp.
*
2,500,000 51,066
Cabral Gold, Inc.
*
500,000 42,545
Cassiar Gold Corp.
*
198,000 71,787
Compass Gold Corp.
*
2,000,000 147,984
Contact Gold Corp.
*
5,000,000 55,494
Faraday Copper Corp., 144A
#*∆
43,500 26,715
Felix Gold, Ltd.
*
1,500,000 95,830
Freegold Ventures, Ltd.
*
200,000 62,153
G2 Goldfields, Inc.
*
700,000 424,713
Gold Bull Resources Corp.
*
1,000,000 66,593
Goldshore Resources, Inc.
*
1,000,000 118,387
Heliostar Metals, Ltd.
*
1,350,500 304,774
HighGold Mining, Inc.
*
375,000 194,229
K92 Mining, Inc.
*
800,000 4,546,060
Karus Gold Corp.
#*@
375,000 61,043
Kesselrun Resources, Ltd.
*~
5,000,000 129,486
Kore Mining, Ltd.
*
437,500 16,186
Lion One Metals, Ltd.
*
500,000 307,066
Loncor Gold, Inc.
*
2,600,000 740,659
Maple Gold Mines, Ltd.
*
1,000,000 118,387
Mawson Gold, Ltd.
*
625,000 104,051
Moneta Gold, Inc.
*
100,000 96,189
Montage Gold Corp.
*
500,000 258,972
NV Gold Corp.
*
1,000,000 59,193
Omai Gold Mines Corp.
*
3,000,000 133,185
Radisson Mining Resources, Inc.
*
8,000,000 1,213,467
Radius Gold, Inc., 144A
#*∆
125,000 17,111
Red Pine Exploration, Inc.
*
500,000 70,292
Reunion Gold Corp.
*
4,000,000 1,154,273
Roscan Gold Corp.
*
1,500,000 188,679
Royal Road Minerals, Ltd.
*
1,500,000 133,185
Sanu Gold Corp.
*
585,000 86,570
Sanu Gold Corp., 144A
#∆
700,000 103,589
Scottie Resources Corp.
*
2,000,000 347,762
Silver Tiger Metals, Inc.
*
1,000,000 247,873
Skeena Resources, Ltd.
*
100,000 612,653
Southern Gold, Ltd.
*
10,000,000 135,054
Storm Exploration, Inc.
*
537,500 71,587
Strikepoint Gold, Inc.
*
2,750,000 142,434
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Thesis Gold, Inc.
*
1,000,000 $ 717,721
Trillium Gold Mines, Inc.
*
250,000 24,047
TriStar Gold, Inc.
*~
28,800,000 2,876,804
Viva Gold Corp.
*
500,000 49,944
Wesdome Gold Mines, Ltd.
*
135,000 773,141
Westhaven Gold Corp.
*
1,000,000 229,375
20,532,758
Metal - Copper 0.80%
Arizona Sonoran Copper Co., Inc.
*
100,000 136,885
C3 Metals, Inc.
*
1,500,000 61,043
Meridian Mining UK Societas
*
400,000 159,822
Sun Summit Minerals Corp.
*
1,000,000 92,490
450,240
Metal - Diversified 9.93%
Amex Exploration, Inc.
*
500,000 706,622
Argent Minerals, Ltd.
*
18,500,000 123,577
Aurion Resources, Ltd.
*
750,000 355,161
Auteco Minerals, Ltd.
*
17,500,000 560,820
Auteco Minerals, Ltd.
*
5,000,000 160,234
Blackwolf Copper and Gold, Ltd.
*
1,000,000 247,873
Cartier Resources, Inc.
*
750,000 58,268
Chakana Copper Corp.
*
1,416,506 83,848
De Grey Mining, Ltd.
*
250,000 259,030
Ivanhoe Mines, Ltd.
*
280,000 2,529,634
Kaizen Discovery, Inc.
*
800,000 79,911
New Age Metals, Inc., 144A
#*∆
143,518 6,371
Nubian Resources, Ltd.
*
500,000 28,672
Orex Minerals, Inc.
*
7,000,000 181,280
Orsu Metals Corp., 144A
#*@∆
186,922 0
Rockcliff Metals Corp., 144A
#*∆
873,333 16,155
RTG Mining, Inc.
*
3,000,000 104,140
Sirios Resources, Inc.
*
1,000,000 59,193
5,560,789
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0
Mining Services 0.79%
Cordoba Minerals Corp.
*
58,823 19,477
Orexplore Technologies, Ltd.
*
267,284 12,467
Summa Silver Corp.
*
800,000 408,435
440,379

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 0.32%
InZinc Mining, Ltd.
*
2,000,000 $ 36,996
ValOre Metals Corp.
*
1,000,000 140,584
177,580
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.34%
Imdex , Ltd. 125,000 188,615
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 536
Platinum 0.25%
Platinum Group Metals, Ltd.
*
100,000 142,804
Precious Metals 19.81%
Amani Gold, Ltd.
*
54,500,000 36,431
Arizona Metals Corp.
*
1,000,000 3,366,630
Barsele Minerals Corp.
*~
7,550,000 1,717,814
Brixton Metals Corp.
*
3,000,000 377,358
Canex Metals, Inc.
*
3,250,000 180,355
Capitan Silver Corp.
*
1,100,000 203,478
Denarius Metals Corp.
*
150,000 44,395
Dolly Varden Silver Corp.
*
3,250,000 2,488,901
GFG Resources, Inc.
*
5,746,154 552,719
Gold Terra Resource Corp.
*
2,500,000 231,225
Gold79 Mines, Ltd.
*
6,500,000 168,331
GR Silver Mining, Ltd.
*
1,500,000 105,438
Imperial Mining Group, Ltd.
*
500,000 33,296
MacDonald Mines Exploration, Ltd.
*
300,000 15,538
Millennial Precious Metals Corp.
*
2,000,000 244,173
Olive Resource Capital, Inc.
*
4,000,000 103,589
Paramount Gold Nevada Corp.
*
170,000 59,330
Polarx , Ltd.
*
41,935,555 281,131
Silver Viper Minerals Corp.
*
2,500,000 212,727
Stillwater Critical Minerals Corp.
*
2,000,000 295,967
Unico Silver, Ltd.
*
1,000,000 100,268
Visionary Gold Corp.
*
1,500,000 83,241
Xali Gold Corp., 144A
#*∆
4,875,000 198,391
11,100,726
Real Estate Operating/Development 2.16%
Fremont Gold, Ltd.
*
400,000 26,637
Mammoth Resources Corp.
*~
5,500,000 142,434
Revival Gold, Inc.
*
1,750,000 984,092

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development (cont’d)
TDG Gold Corp.
*
270,000 $ 58,935
1,212,098
Retail - Jewelry 0.89%
Mene , Inc.
*
2,115,000 500,777
Silver Mining 5.22%
Aya Gold & Silver, Inc.
*
80,000 644,025
FireFox Gold Corp.
*
500,000 35,146
Kootenay Silver, Inc.
*
1,000,000 96,189
Metallic Minerals Corp.
*
1,000,000 277,470
Reyna Silver Corp.
*
360,000 65,261
Southern Silver Exploration Corp.
*
1,750,000 271,920
Vizsla Silver Corp.
*
1,000,000 1,531,632
2,921,643
Total Common Stocks 53,938,979
(cost $83,239,751)
Corporate Non-Convertible Bond 1.69%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.69%
Aris Gold Corp. 7.50 08/26/27 $ 965,907 946,589
(cost $965,907)
Warrants 0.22%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Waraba Gold, Ltd., 144A
#*@~∆
0.30 05/07/23 1,500,000 0
0
Gold Mineral Exploration & Development 0.00%
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
1.05 06/08/24 99,000 0
Gold Mountain Mining Corp., 144A
#*@∆
1.75 04/21/24 50,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
0
Metal - Copper 0.00%
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Metal - Diversified 0.00%
Novo Resources Corp.
*
$ 4.40 08/27/23 112,500 $ 1,040
Metals & Mining 0.00%
Spark Energy Minerals, Inc., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.22%
Aris Mining Corp.
*
2.75 07/29/25 520,000 121,199
Precious Metals 0.00%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
#*@∆
0.18 03/20/26 373,077 0
0
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 3,237
3,237
Total Warrants 125,476
(cost $62,612 )
Investments, at value 98.19% 55,011,044
(cost $84,268,270 )
Other assets and liabilities, net 1.81% 1,013,045
Net Assets 100.00% $ 56,024,089

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Gold and Precious Metals Fund
Common Stocks 88.97% Shares Value
Applications Software 0.66%
Chrysos Corp., Ltd.
*
250,000 $ 757,656
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 2,477
Diamonds/Precious Stones 0.23%
Lucara Diamond Corp.
*
700,000 264,151
Diversified Minerals 2.94%
Alkane Resources, Ltd.
*
1,000,000 530,226
Caledonia Mining Corp. PLC 25,000 380,000
Leo Lithium, Ltd.
*
4,114,694 1,442,788
Lithium Royalty Corp.
*
85,000 1,018,868
3,371,882
Enterprise Software/Services 0.16%
Abaxx Technologies, Inc.
*
109,000 187,917
Gold Mining 49.12%
Agnico Eagle Mines, Ltd. 35,000 1,783,950
Alamos Gold, Inc. 330,000 4,035,900
AngloGold Ashanti, Ltd., ADR 85,000 2,056,150
Argonaut Gold, Inc.
*
1,000,000 466,149
B2Gold Corp. 150,000 591,000
Black Cat Syndicate, Ltd.
*
4,393,940 1,338,244
Catalyst Metals, Ltd.
*
500,000 319,083
Centamin PLC 425,000 547,526
Centerra Gold, Inc. 100,000 645,949
DRDGOLD, Ltd., ADR 165,000 1,580,700
Dundee Precious Metals, Inc. 195,000 1,422,641
Eldorado Gold Corp.
*
125,000 1,295,000
Firefinch , Ltd.
#*@
5,000,000 467,915
Franco-Nevada Corp. 7,500 1,093,500
GoGold Resources, Inc.
*
1,500,000 2,319,645
Gold Resource Corp. 1,000,000 1,050,000
Harmony Gold Mining Co., Ltd., ADR 500,000 2,050,000
i-80 Gold Corp.
*
200,000 486,866
K92 Mining, Inc.
*
2,250,000 12,785,793
Kinross Gold Corp. 375,000 1,766,250
Lundin Gold, Inc. 300,000 3,502,775
Mineros SA 3,400,000 1,685,535
Newcrest Mining, Ltd., ADR 75,000 1,338,000
Northern Star Resources, Ltd. 100,000 820,016
OceanaGold Corp. 1,200,000 2,974,473
Pantoro , Ltd.
*
11,000,000 434,434
Petropavlovsk PLC
#*@
4,886,855 0
Resolute Mining, Ltd.
*
13,000,000 3,638,571

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Royal Gold, Inc. 10,000 $ 1,297,100
Silver Lake Resources, Ltd.
*
1,000,000 780,125
Superior Gold, Inc.
*
3,500,000 621,532
Torex Gold Resources, Inc.
*
70,000 1,164,854
56,359,676
Metal - Copper 1.01%
Arizona Sonoran Copper Co., Inc.
*
100,000 136,885
Freeport-McMoRan, Inc. 25,000 1,022,750
1,159,635
Metal - Diversified 9.06%
Aclara Resources, Inc.
*
137,400 46,766
Ivanhoe Mines, Ltd.
*
335,000 3,026,526
Mandalay Resources Corp.
*
500,000 969,293
Silver X Mining Corp.
*~
8,000,000 2,338,143
Vox Royalty Corp. 1,300,000 4,020,718
10,401,446
Mining Services 1.91%
Capital, Ltd. 575,000 700,886
Empress Royalty Corp.
*
2,000,000 421,754
Orexplore Technologies, Ltd.
*
1,007,351 46,987
Star Royalties, Ltd.
*
3,500,000 1,016,463
2,186,090
Oil & Gas Drilling 2.63%
DDH1, Ltd. 5,000,000 3,019,994
Oil Field Machinery & Equipment 0.95%
Imdex , Ltd. 725,000 1,093,965
Platinum 1.53%
Impala Platinum Holdings, Ltd. 100,000 920,434
Sibanye Stillwater, Ltd., ADR 100,000 832,000
1,752,434
Precious Metals 5.41%
Elemental Altus Royalties Corp.
*
250,000 253,422
EMX Royalty Corp.
*
1,250,000 2,432,483
Triple Flag Precious Metals Corp. 75,000 1,117,092
Wheaton Precious Metals Corp. 50,000 2,408,000
6,210,997
Real Estate Operating/Development 1.70%
Emerald Resources NL
*
2,000,000 1,948,393

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 1.39%
Mene , Inc.
*
1,025,000 $ 242,693
Mene , Inc., 144A
#∆
5,714,285 1,352,994
1,595,687
Silver Mining 10.27%
Aya Gold & Silver, Inc.
*
1,000,000 8,050,315
Pan American Silver Corp. 100,000 1,820,000
Santacruz Silver Mining, Ltd.
*
4,000,000 1,435,442
Silvercorp Metals, Inc. 125,000 477,500
11,783,257
Total Common Stocks 102,095,657
(cost $87,641,569)
Corporate Non-Convertible Bonds 3.21%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.21%
Aris Gold Corp. 7.50 08/26/27 3,754,680 3,679,586
Total Corporate Non-Convertible Bonds 3,679,586
(cost $4,240,422)
Exchange Traded Funds 0.99% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF 9,434 395,568
Global X Silver Miners ETF 9,500 291,840
iShares Silver Trust ETF
*
12,500 276,500
SPDR Gold Shares ETF
*
918 168,196
Total Exchange Traded Funds 1,132,104
(cost $1,005,634)
Warrants 0.26%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.00%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 2,016
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.26%
Aris Mining Corp.
*
$ 2.75 07/29/25 1,274,000 $ 296,937
Total Warrants 298,953
(cost $0 )
Investments, at value 93.43% 107,206,300
(cost $92,887,625 )
Other assets and liabilities, net 6.57% 7,540,797
Net Assets 100.00% $ 114,747,097

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Emerging Europe Fund
Common Stocks 85.31% Shares Value
Airlines 1.76%
Turk Hava Yollari AO
*
32,500 $ 201,254
Appliances 0.21%
Vestel Beyaz Esya Sanayi ve Ticaret AS 45,000 23,620
Beverages - Non-alcoholic 2.98%
Anadolu Efes Biracilik Ve Malt Sanayii AS 102,000 341,311
Cellular Telecommunication 1.32%
Turkcell Iletisim Hizmetleri AS 90,000 150,607
Coal 1.99%
Jastrzebska Spolka Weglowa SA
*
20,700 227,509
Commercial Banks Non-US 21.63%
Akbank TAS 220,000 194,665
Alior Bank SA
*
26,000 234,788
Alpha Services and Holdings SA
*
105,000 129,048
Bank Handlowy w Warszawie SA 12,100 229,023
Bank Polska Kasa Opieki SA 11,500 228,773
Eurobank Ergasias Services and Holdings SA
*
179,000 237,172
National Bank of Greece SA
*
23,000 111,987
OTP Bank Nyrt 10,000 285,495
Piraeus Financial Holdings SA
*
68,000 148,518
Powszechna Kasa Oszczednosci Bank Polski SA 25,000 165,915
Turkiye Garanti Bankasi AS 166,000 241,753
Yapi ve Kredi Bankasi AS 535,000 267,966
2,475,103
Computer Services 2.47%
Asseco Poland SA 16,000 282,437
Diversified Operations 4.61%
Haci Omer Sabanci Holding AS 122,000 252,321
KOC Holding AS 69,000 275,616
527,937
Electric - Integrated 2.65%
PGE Polska Grupa Energetyczna SA
*
208,000 302,915
Finance - Other Services 2.34%
KRUK SA 3,750 267,945
Food - Retail 5.43%
AG Anadolu Grubu Holding AS 56,500 271,807
Migros Ticaret AS
*
40,000 349,645
621,452

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.03%
Sunrisemezz PLC
*
22,142 $ 3,943
Medical - Drugs 2.54%
Richter Gedeon Nyrt 13,900 290,221
Metal - Diversified 0.00%
Orsu Metals Corp., 144A
#*@∆
402,500 0
Oil Companies - Exploration & Production 1.60%
Societatea Nationala de Gaze Naturale ROMGAZ SA 21,000 182,759
Oil Companies - Integrated 8.93%
Gazprom Neft PJSC
#@
7,370 0
MOL Hungarian Oil & Gas PLC 97,200 711,873
OMV Petrom SA 3,065,000 309,688
1,021,561
Oil Refining & Marketing 10.15%
HELLENIQ ENERGY HOLDINGS S.A. 15,200 124,973
Motor Oil Hellas Corinth Refineries SA 11,550 296,460
Polski Koncern Naftowy ORLEN SA 35,062 473,267
Turkiye Petrol Rafinerileri AS 9,650 267,151
1,161,851
Pipelines 1.79%
Dogan Sirketler Grubu Holding AS 420,000 204,907
Property/Casualty Insurance 3.13%
Powszechny Zaklad Ubezpieczen SA 44,000 358,281
Retail - Automobile 0.61%
Dogus Otomotiv Servis ve Ticaret AS 11,000 70,207
Retail - Toy Store 2.28%
JUMBO SA 12,300 261,007
Steel - Producers 0.26%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS 30,000 29,746
Telecom Services 2.79%
Orange Polska SA 201,000 318,803
Telephone - Integrated 3.17%
Hellenic Telecommunications Organization SA 22,000 322,208
Magyar Telekom Telecommunications PLC 35,000 40,030
362,238

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Transportation - Marine 0.64%
AP Moller - Maersk A/S, Class A 41 $ 72,736
Total Common Stocks 9,760,350
(cost $10,075,501)
Corporate Non-Convertible Bond 3.76%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.76%
Aris Gold Corp. 7.50 08/26/27 $ 439,047 430,266
(cost $439,047)
Warrant 0.20%
Exercise
Price
Exp.
Date Shares
Mining Services 0.20%
Aris Mining Corp.
*
$ 2.75 07/29/25 100,000 23,308
(cost $0 )
Investments, at value 89.27% 10,213,924
(cost $10,514,548 )
Other assets and liabilities, net 10.73% 1,227,236
Net Assets 100.00% $ 11,441,160

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
China Region Fund
Common Stocks 79.21% Shares Value
Automotive - Cars & Light Trucks 8.48%
BYD Co., Ltd., ADR 6,000 $ 353,040
Great Wall Motor Co., Ltd., Class H 183,000 226,435
579,475
Chemicals - Diversified 0.91%
Dongyue Group, Ltd. 60,000 62,016
Chemicals - Other 0.27%
Foosung Co., Ltd. 1,500 18,257
Chemicals - Specialty 3.57%
Daqo New Energy Corp., ADR
*
3,775 176,821
Fufeng Group, Ltd. 117,000 67,402
244,223
Circuit Boards 3.78%
Unimicron Technology Corp. 53,000 258,495
Coal 9.15%
China Coal Energy Co., Ltd. 339,000 257,261
Shougang Fushan Resources Group, Ltd. 150,000 47,687
Yankuang Energy Group Co., Ltd. 89,500 320,450
625,398
Commercial Banks Non-US 0.50%
Chang Hwa Commercial Bank, Ltd. 60,000 34,254
Computers 1.04%
Advantech Co., Ltd. 5,800 70,956
Computers - Memory Devices 2.25%
ASPEED Technology, Inc. 1,760 153,607
Distribution/Wholesale 0.62%
LX INTERNATIONAL CORP. 1,900 42,358
Diversified Banking Institution 1.00%
HSBC Holdings PLC, ADR 2,000 68,260
Diversified Financial Services 0.99%
First Financial Holding Co., Ltd. 78,000 67,891
E-Commerce/Products 0.94%
Alibaba Group Holding, Ltd., ADR
*
630 64,373
Entertainment Software 2.53%
NetEase , Inc. 9,800 172,998

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
China Region Fund
Common Stocks (cont’d) Shares Value
Internet Content - Info 4.18%
Meituan , Class B
*
3,724 $ 67,561
Tencent Holdings, Ltd., ADR 4,465 218,294
285,855
Medical - Drugs 4.10%
Sino Biopharmaceutical, Ltd. 500,000 280,248
Metal - Aluminum 3.11%
Aluminum Corp. of China, Ltd. 420,000 212,734
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Oil Companies - Exploration & Production 0.61%
United Energy Group, Ltd.
*
350,000 41,391
Oil Companies - Integrated 4.10%
PetroChina Co., Ltd. 474,000 280,008
Schools 0.56%
China Kepei Education Group, Ltd. 115,000 38,542
Semiconductor Components - Integrated Circuit 12.09%
Global Unichip Corp. 2,200 78,717
Taiwan Semiconductor Manufacturing Co., Ltd., ADR 2,583 240,271
Taiwan Semiconductor Manufacturing Co., Ltd. 7,000 122,672
United Microelectronics Corp.
*
220,000 384,985
826,645
Tools - Hand Held 0.99%
Chervon Holdings, Ltd. 13,000 67,529
Transportation - Marine 13.44%
COSCO SHIPPING Holdings Co., Ltd. 311,500 351,178
Orient Overseas International, Ltd. 16,200 310,965
Pacific Basin Shipping, Ltd. 200,000 77,399
SITC International Holdings Co., Ltd. 83,500 179,455
918,997
Total Common Stocks 5,414,510
(cost $5,985,002)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2023
China Region Fund
Corporate Non-Convertible Bond 3.34%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 3.34%
Aris Gold Corp. 7.50 08/26/27 $ 232,694 $ 228,040
(cost $232,673)
Exchange Traded Fund 0.86% Shares
iShares MSCI India ETF
*
1,500 59,040
(cost $63,823)
Warrant 0.18%
Exercise
Price
Exp.
Date
Mining Services 0.18%
Aris Mining Corp.
*
$ 2.75 07/29/25 52,000 12,120
(cost $0 )
Call Option Purchased 0.20%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Entertainment Software 0.20%
NetEase , Inc. $ 100.00 06/23 $ 500,000 50 14,000
(premiums paid $30,089 )
Investments, at value 83.79% 5,727,710
(cost $6,311,587 )
Other assets and liabilities, net 16.21% 1,107,685
Net Assets 100.00% $ 6,835,395

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2023.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at March 31, 2023, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2023, were 0.00% of Global Luxury Goods Fund, 0.61% of Global
Resources Fund, 0.13% of World Precious Minerals Fund, 0.41% of Gold And Precious Metals
Fund, 0.00% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2023 amounted to
$1,043,583, 2.18%, of Global Luxury Goods Fund, $496,141, 0.92%, of Global Resources
Fund, $421,822, 0.75%, of World Precious Minerals Fund, $1,352,994, 1.18%, of Gold And
Precious Metals Fund, $0, 0.00%, of Emerging Europe Fund and $0, 0.00%, of China Region
Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of March 31, 2023, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 28,798,813 $ – $ 28,798,813
Investments, at Value $ – $ 28,798,813 $ – $ 28,798,813
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 24,298,048 $ – $ 24,298,048
Investments, at Value $ – $ 24,298,048 $ – $ 24,298,048
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,279,061 $ 3,734,848 $ – $ 6,013,909
Automotive - Cars & Light
Trucks 5,926,665 4,045,846 – 9,972,511
Beverages - Wine/Spirits – 464,313 – 464,313
Building - Residential/
Commercial 864,432 – – 864,432
Computers 1,747,940 – – 1,747,940
E-Commerce/Products 1,807,575 – – 1,807,575

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Global Luxury Goods Fund
Assets (continued)
Common Stocks (continued)
Energy - Alternate Sources $ – $ – $ 0 $ 0
Fiduciary Banks 1,187,111 – – 1,187,111
Finance - Credit Card 222,683 – – 222,683
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,998,711 349,940 – 2,348,651
Home Furnishings 896,423 – – 896,423
Hotels & Motels 4,482,417 1,013,938 – 5,496,355
Oil Companies - Exploration
& Production 25,157 – – 25,157
Platinum 275,100 – – 275,100
Precious Metals 476,784 – – 476,784
Real Estate Operating/
Development – – 0 0
Resorts/Theme Parks 871,626 – – 871,626
Retail - Apparel/Shoe – 6,069,504 – 6,069,504
Retail - Jewelry – 2,285,075 – 2,285,075
Textile - Apparel 1,788,979 – – 1,788,979
Corporate Non-Convertible Bond – 752,967 – 752,967
Warrants
Enterprise Software/
Services – 1,260 – 1,260
Retail - Jewelry – 11,564 – 11,564
Investments, at Value 24,850,664 18,729,255 0 43,579,919
Other Financial Instruments
†
Currency Contracts – 43,885 – 43,885
Total Assets $ 24,850,664 $ 18,773,140 $ 0 $ 43,623,804
Liabilities
Other Financial Instruments
†
Currency Contracts – (101,985) – (101,985)
Total Liabilities $ – $ (101,985) $ – $ (101,985)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,400,407 $ – $ – $ 2,400,407
Agricultural Chemicals 807,425 – – 807,425
Agricultural Operations – 239,169 – 239,169
Building & Construction
Products - Miscellaneous 135,525 – – 135,525
Building Products - Wood 142,656 – – 142,656
Chemicals - Diversified – 22,726 – 22,726
Coal – – 0 0
Diamonds/Precious Stones 800,777 – – 800,777
Distribution/Wholesale – 262,671 – 262,671
Diversified Minerals 6,963,084 940,642 – 7,903,726
Energy - Alternate Sources 398,100 107,288 0 505,388
Enterprise Software/
Services – 2,042,175 – 2,042,175
Food - Miscellaneous/
Diversified 99,889 – – 99,889
Gold Mining 3,501,809 252,669 93,583 3,848,061
Industrial Gases 710,880 – – 710,880
Investment Companies – 602,167 – 602,167
Machinery - Electric Utilities 597,900 – – 597,900
Metal - Copper 729,930 – – 729,930
Metal - Diversified 7,811,473 650,357 0 8,461,830
Metal - Iron – – 0 0
Mining Services 525,088 102,109 – 627,197
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 2,253,282 147,106 0 2,400,388
Oil - Field Services 905,600 – – 905,600
Oil - US Royalty Trusts 3,618,350 643,588 – 4,261,938
Oil Companies - Exploration
& Production 2,744,339 – 6,198 2,750,537
Oil Refining & Marketing 349,000 – – 349,000
Pipelines 1,182,000 – – 1,182,000
Precious Metals 488,346 292,585 – 780,931
Real Estate Operating/
Development 562,338 – 0 562,338
REITS - Diversified 993,900 – – 993,900
Retail - Jewelry 177,581 – – 177,581
Silver Mining 191,454 – – 191,454
Corporate Non-Convertible
Bonds – 1,480,014 – 1,480,014
Exchange Traded Funds 790,474 – – 790,474

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Global Resources Fund
Warrants
Diversified Minerals $ – $ 0 $ 0 $ 0
Enterprise Software/
Services – 756 – 756
Investment Companies – 0 – 0
Mining Services 86,445 – – 86,445
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 79,171 – – 79,171
Silver Mining – 3,237 – 3,237
Investment Company 19,711 – – 19,711
Purchased Call Options – 1 – 1
Investments, at Value 40,066,934 7,789,260 225,952 48,082,146
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 6,379,171 $ – $ – $ 6,379,171
Chemicals - Diversified 183 – – 183
Coal – – 0 0
Diamonds/Precious Stones 1,477,447 – – 1,477,447
Diversified Minerals 1,985,963 848,887 2,960 2,837,810
Enterprise Software/
Services – 13,859 – 13,859
Financial Services – 1,564 – 1,564
Gold Mining 18,322,910 2,148,805 61,043 20,532,758
Metal - Copper 450,240 – – 450,240
Metal - Diversified 4,336,833 1,223,956 0 5,560,789
Metal - Iron – – 0 0
Mining Services 19,477 420,902 – 440,379
Non-Ferrous Metals 177,580 – – 177,580
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 188,615 – 188,615
Optical Recognition
Equipment 536 – – 536
Platinum 142,804 – – 142,804
Precious Metals 10,819,595 281,131 – 11,100,726
Real Estate Operating/
Development 1,212,098 – – 1,212,098
Retail - Jewelry 500,777 – – 500,777
Silver Mining 2,921,643 – – 2,921,643

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

World Precious Minerals Fund
Common Stocks (continued)
Corporate Non-Convertible Bond $ – $ 946,589 $ – $ 946,589
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – 0 – 0
Gold Mining – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified 1,040 – – 1,040
Metals & Mining – 0 – 0
Mining Services 121,199 – – 121,199
Precious Metals – 0 – 0
Silver Mining – 3,237 – 3,237
Investments, at Value 48,869,496 6,077,545 64,003 55,011,044
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 757,656 $ – $ 757,656
Chemicals - Diversified 2,477 – – 2,477
Diamonds/Precious Stones 264,151 – – 264,151
Diversified Minerals 1,398,868 1,973,014 – 3,371,882
Enterprise Software/
Services – 187,917 – 187,917
Gold Mining 48,013,762 7,877,999 467,915 56,359,676
Metal - Copper 1,159,635 – – 1,159,635
Metal - Diversified 10,401,446 – – 10,401,446
Mining Services 1,438,217 747,873 – 2,186,090
Oil & Gas Drilling – 3,019,994 – 3,019,994
Oil Field Machinery &
Equipment – 1,093,965 – 1,093,965
Platinum 832,000 920,434 – 1,752,434
Precious Metals 6,210,997 – – 6,210,997
Real Estate Operating/
Development – 1,948,393 – 1,948,393
Retail - Jewelry 1,595,687 – – 1,595,687
Silver Mining 11,783,257 – – 11,783,257
Corporate Non-Convertible
Bonds – 3,679,586 0 3,679,586
Exchange Traded Funds 1,132,104 – – 1,132,104

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Gold And Precious Metals Fund
Warrants
Enterprise Software/
Services $ – $ 2,016 $ – $ 2,016
Metal - Diversified – 0 – 0
Mining Services 296,937 – – 296,937
Investments, at Value $ 84,529,538 $ 22,208,847 $ 467,915 $ 107,206,300
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Airlines $ – $ 201,254 $ – $ 201,254
Appliances – 23,620 – 23,620
Beverages - Non-alcoholic – 341,311 – 341,311
Cellular Telecommunication – 150,607 – 150,607
Coal – 227,509 – 227,509
Commercial Banks Non-US – 2,475,103 – 2,475,103
Computer Services – 282,437 – 282,437
Diversified Operations – 527,937 – 527,937
Electric - Integrated – 302,915 – 302,915
Finance - Other Services – 267,945 – 267,945
Food - Retail – 621,452 – 621,452
Investment Companies – 3,943 – 3,943
Medical - Drugs – 290,221 – 290,221
Metal - Diversified – – 0 0
Oil Companies - Exploration
& Production – 182,759 – 182,759
Oil Companies - Integrated – 1,021,561 0 1,021,561
Oil Refining & Marketing – 1,161,851 – 1,161,851
Pipelines – 204,907 – 204,907
Property/Casualty Insurance – 358,281 – 358,281
Retail - Automobile – 70,207 – 70,207
Retail - Toy Store – 261,007 – 261,007
Steel - Producers – 29,746 – 29,746
Telecom Services – 318,803 – 318,803
Telephone - Integrated – 362,238 – 362,238
Transportation - Marine – 72,736 – 72,736
Corporate Non-Convertible Bond – 430,266 – 430,266

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Emerging Europe Fund
Assets (continued)
Warrant
Mining Services $ 23,308 $ – $ – $ 23,308
Investments, at Value 23,308 10,190,616 0 10,213,924
Other Financial Instruments
†
Currency Contracts – 64,214 – 64,214
Total Assets $ 23,308 $ 10,254,830 $ – $ 10,278,138
Liabilities
Other Financial Instruments
†
Currency Contracts – (99,239) – (99,239)
Total Liabilities $ – $ (99,239) $ – $ (99,239)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ 353,040 $ 226,435 $ – $ 579,475
Chemicals - Diversified – 62,016 – 62,016
Chemicals - Other – 18,257 – 18,257
Chemicals - Specialty 176,821 67,402 – 244,223
Circuit Boards – 258,495 – 258,495
Coal – 625,398 – 625,398
Commercial Banks Non-US – 34,254 – 34,254
Computers – 70,956 – 70,956
Computers - Memory
Devices – 153,607 – 153,607
Distribution/Wholesale – 42,358 – 42,358
Diversified Banking
Institution 68,260 – – 68,260
Diversified Financial
Services – 67,891 – 67,891
E-Commerce/Products 64,373 – – 64,373
Entertainment Software – 172,998 – 172,998
Internet Content - Info 218,294 67,561 – 285,855
Medical - Drugs – 280,248 – 280,248
Metal - Aluminum – 212,734 – 212,734
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 41,391 – 41,391
Oil Companies - Integrated – 280,008 – 280,008
Schools – 38,542 – 38,542

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2023 through March 31, 2023:
China Region Fund
Common Stocks (continued)
Semiconductor Components
- Integrated Circuit $ 240,271 $ 586,374 $ – $ 826,645
Tools - Hand Held – 67,529 – 67,529
Transportation - Marine – 918,997 – 918,997
Corporate Non-Convertible Bond – 228,040 – 228,040
Exchange Traded Fund 59,040 – – 59,040
Warrant
Mining Services 12,120 – – 12,120
Call Option 14,000 – – 14,000
Investments, at Value $ 1,206,219 $ 4,521,491 $ 0 $ 5,727,710
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 03/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/23
(1)
$ — $ —
Common
Stocks Warrants Total
Global Resources Fund
Beginning Balance 12/31/22 $ 216,060 $ — $ 216,060
Corporate action 6,198 — 6,198
Net change in unrealized appreciation (depreciation) 3,694 — 3,694
Ending Balance 03/31/23 $ 225,952 $ 0 $ 225,952
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/23
(1)
$ 3,694 $ 0 $ 3,694
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/22 $ 99,889 $ 0 $ 99,889
Net change in unrealized appreciation (depreciation) (35,886) 0 (35,886)
Ending Balance 03/31/23 $ 64,003 $ 0 $ 64,003
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/23
(1)
$ (35,886) $ 0 $ (35,886)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/22 $ 476,595 $ 0 $ 476,595
Net change in unrealized appreciation (depreciation) (8,680) — (8,680)
Ending Balance 03/31/23 $ 467,915 $ 0 $ 467,915
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/23
(1)
$ (8,680) $ — $ (8,680)
Common
Stocks Total
Emerging Europe Fund
Beginning Balance 12/31/22 $ 0 $ 0
Ending Balance 03/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/23
(1)
$ — $ —
Common
Stocks Total
China Region Fund
Beginning Balance 12/31/22 $ 0 $ 0
Ending Balance 03/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/23
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2023.
Fair Value at
03/31/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 0% - 100% discount
(99% discount)
Common Stocks 225,952 Market Transaction
(1)
Discount
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(99% discount)
Common Stocks 64,003 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2023.
At March 31, 2023, the value of investments in affiliated companies was $0, representing 0%
of net assets, and the total cost was $27,968,676.
Fair Value at
03/31/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Gold and Precious Metals Fund
Investments in Securities 30% - 100% discount
(37% discount)
Common Stocks 467,915 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
Emerging Europe Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2022 Additions Reductions March 31, 2023
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
March 31 ,
202 3 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

At March 31, 2023, the value of investments in affiliated companies was $5,303,641, representing 9.47% of net assets, and the total cost was $7,228,642.
At March 31, 2023, the value of investments in affiliated companies was $2,338,143, representing 2.04% of net assets, and the total cost was $0.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2022 Additions Reductions March 31 , 202 3
Barsele Minerals Corp. 7,548,000 2,000 — 7,550,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. 1,250,000 — — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold, Ltd. 2,155,000 5,390,000 — 7,545 ,000
Waraba Gold, Ltd., 144A 655,000 — — 655,000
Waraba Gold, Ltd., 144A 1,500,000 — — 1,500,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
March 31,
2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 1,505,140 $ 450 $ — $ 1,717,814 $ — $ – $ 212,224
Kesselrun
Resources Ltd 221,566 — — 129,486 — – (92,080)
Kesselrun
Resources, Ltd. 0 — — 0 — – –
Mammoth
Resources Corp. 121,861 — — 142,434 — – 20,573
TriStar Gold, Inc. 2,658,789 — — 2,876,804 — – 218,015
Waraba Gold, Ltd. 270,569 394,251 — 400,754 — – (264,066)
Waraba Gold, Ltd.,
144A 82,238 — — 36,349 — – (45,889)
Waraba Gold, Ltd.,
144A 0 — — 0 — – –
$ 4,860,163 $ 394,701 $ — $ 5,303,641 $ — $ — $ 48,777
Shares of Affiliated Companies
Gold And Precious Metals Fund
December 31,
2022 Additions Reductions March 31, 2023
Silver X Mining Corp 8,000,000 — — 8,000,000
Values of Affiliated Companies
Gold And
Precious Metals
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
March 31,
2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Silver X Mining
Corp $ 2,245,199 $ — $ — $ 2,338,143 $ — $ – $ 92,944

Notes to Portfolios of Investments (
unaudited
)
March 31, 2023

Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2023, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of March 31, 2023, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.23% of net assets.
Open forward foreign currency contracts as of March 31, 2023, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
March 31,
2023
Net Unrealized
Appreciation
(Depreciation)
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. USD 3,754,205 EUR 3,500,000 4/11/2023 $ 3,798,090 $ $ 43,885
Brown Brothers
Harriman & Co. EUR 3,500,000 USD 3,696,105 4/11/2023 3,798,090 (101,985)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. USD 3,424,267 PLN 15,000,000 4/11/2023 3,472,679 48,412
Brown Brothers
Harriman & Co. PLN 15,000,000 USD 3,373,440 4/11/2023 3,472,679 (99,239)
Brown Brothers
Harriman & Co. TRY 55,000,000 USD 2,801,977 4/24/2023 2,786,175 15,802